ORDINARY SHARES AND STATUTORY RESERVE (Ordinary Shares) (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 16, 2008	Dec. 31, 2014	Dec. 31, 2013	Jan. 16, 2004	Apr. 03, 2014	Dec. 31, 2012	Dec. 15, 2008	Dec. 31, 2011
Class of Stock [Line Items]
Authorized share capital	$ 150,000
Conversion ratio	10
Ordinary shares authorized	90,000,000	1,000,000,000					9,000,000
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares issued	13,580,000	52,445,782					1,358,000
Ordinary shares outstanding	13,580,000	52,445,782			50,657,389		1,358,000
Preferred shares authorized	60,000,000						6,000,000
Preferred shares, par value	$ 0.001
Preferred shares issued	15,891,250						1,589,125
Preferred shares outstanding	15,891,250						1,589,125
Value of shares issued in IPO		92,223,639
Value of shares issued in Private Placement		13,500,000
Stock issuance costs		4,031,356
Share price		$ 8.60
Reclassification of the balances between additional paid-in capital and accumulated deficit
Techedu Limited [Member]
Class of Stock [Line Items]
Debt amount			5,000,000
Interest rate			19.00%
Term			30 months
Ordinary Shares [Member] | Tarena Limited [Member]
Class of Stock [Line Items]
Value of shares issued during period			4,000,000
Shares issued in IPO			916,848
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Value of shares issued in IPO		92,212,139
Value of shares issued in Private Placement		13,498,500
Conversion of convertible redeemable preferred shares to ordinary shares		111,929,780
Reclassification of the balances between additional paid-in capital and accumulated deficit		(85,568,016)
Retained Earnings (Accumulated Deficit) [Member]
Class of Stock [Line Items]
Value of shares issued in IPO
Value of shares issued in Private Placement
Reclassification of the balances between additional paid-in capital and accumulated deficit		85,568,016
Class A [Member]
Class of Stock [Line Items]
Ordinary shares authorized		860,000,000
Ordinary shares, par value		$ 0.001
Ordinary shares issued		23,712,758
Ordinary shares outstanding		23,712,758			16,800,000
Share price		$ 9.00
Class A [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares outstanding		23,712,758
Shares issued in IPO		11,500,000
Value of shares issued in IPO		11,500
Shares issued in Private Placement		1,500,000
Value of shares issued in Private Placement		1,500
Reclassification of the balances between additional paid-in capital and accumulated deficit
Class B [Member]
Class of Stock [Line Items]
Ordinary shares authorized		40,000,000	40,000,000
Ordinary shares, par value		$ 0.001	$ 0.001
Ordinary shares issued		28,733,024	12,226,558
Ordinary shares outstanding		28,733,024	12,226,558		33,857,389
Class B [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares outstanding		28,733,024	12,226,558			10,851,287		10,851,287
Shares issued in IPO
Value of shares issued in IPO
Shares issued in Private Placement
Value of shares issued in Private Placement
Conversion of convertible redeemable preferred shares to ordinary shares		25,431
Conversion of convertible redeemable preferred shares to ordinary shares		25,430,831
Reclassification of the balances between additional paid-in capital and accumulated deficit
Reserved Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized		100,000,000
Series A [Member]
Class of Stock [Line Items]
Shares issued during period				8,571,430
Value of shares issued during period				500,000
Share price				$ 0.05833
Series A [Member] | Techedu Limited [Member]
Class of Stock [Line Items]
Shares issued during period			1,146,059
Value of shares issued during period			5,000,000
Conversion of convertible redeemable preferred shares to ordinary shares			1,146,059
Series A [Member] | Tarena Limited [Member]
Class of Stock [Line Items]
Shares issued during period			229,212
Value of shares issued during period			$ 1,000,000
Conversion of convertible redeemable preferred shares to ordinary shares			229,212